Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 01, 2016
Prospectus Date	Mar. 01, 2016
Citizens Shares Prospectus | Dreyfus Prime Money Market Fund | Citizens Shares
Prospectus:
Trading Symbol	CZAXX
Class B Prospectus | Dreyfus Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	CZBXX
Class C Prospectus | Dreyfus Prime Money Market Fund | Class C
Prospectus:
Trading Symbol	CZDXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Preferred Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Preferred Money Market Fund | Premier Shares
Prospectus:
Trading Symbol	CEBXX